Loans (Schedule Of Loans By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,397,127	[1],[2]	$ 16,782,572	[1],[2]	$ 18,123,884	[1],[2]
Allowance for loan losses	384,351	[1],[2]	664,799	[1],[2]	896,914	[1],[2]	849,210
Total net loans	16,012,776		16,117,773
Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	8,014,927		7,338,155
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,891,546		6,319,412
Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	828,193	[3]	1,142,557	[3]
Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	284,051		311,924
Commercial [Member] | Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	8,014,927		7,338,155
Commercial [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,257,497		1,406,646
Commercial [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	120,913		263,878
Retail [Member] | Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,291,364		5,617,619
Retail [Member] | Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	787,597		1,086,859
Retail [Member] | Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	284,051		311,924
Retail [Member] | Restricted Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	640,778	[4]	757,491	[4]
Restricted Consumer Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	600,200		701,800
Allowance for loan losses	25,700		42,100
Restricted Consumer Real Estate Loans [Member] | Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	600,200		701,800
Restricted Permanent Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	40,600		55,700
Allowance for loan losses	6,100		5,400
Restricted Permanent Mortgage Loans [Member] | Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 40,600		$ 55,700

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.
[3]	Includes restricted loans.
[4]	Balances as of December 31, 2011 and 2010 include $600.2 million and $701.8 million of consumer real estate loans and $40.6 million and $55.7 million of permanent mortgage loans, respectively.